Description of the Business and Group Composition - Summary of Subsidiaries Included in Consolidation Together with Related Percentages of Ownership and Other Information (Detail)
₽ in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, SFr in Thousands, RON in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 RON	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 RUB (₽)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 AUD ($)
Italsofa Romania S.r.l. [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | RON				RON 109,271,750
Ownership registered office	Baia Mare, Romania
Natuzzi (China) Ltd [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | ¥					¥ 106,414,300
Ownership registered office	Shanghai, China
Italsofa Nordeste S/A [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | R$						R$ 159,300,558
Ownership registered office	Salvador de Bahia, Brazil
Natuzzi Quanjiao Limited [Member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | ¥					10,000,000
Ownership registered office	Quanjiao County-Anhui province, China
Natuzzi Vietnam JSC [Member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	69.19%	0.00%	0.00%
Share/quota capital | ₫	₫ 30,625,000,000
Ownership registered office	Ho Chi Minh City, Vietnam
Natco S.p.A. [member] | Intragroup leather dyeing and finishing [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Share/quota capital							€ 4,420,000,000
Ownership registered office	Santeramo in Colle, Italy
Nacon S.p.A. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital							2,800,000,000
Ownership registered office	Santeramo in Colle, Italy
Lagene S.r.l. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital							10,000,000
Ownership registered office	Santeramo in Colle, Italy
Natuzzi Americas Inc. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | $								$ 89
Ownership registered office	High Point, N. Carolina, USA
Natuzzi Florida LLC [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%	51.00%
Share/quota capital | $								4,955,186
Ownership registered office	High Point, N. Carolina, USA
Natuzzi Iberica S.A. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital							386,255,000
Ownership registered office	Madrid, Spain
Natuzzi Switzerland AG [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | SFr									SFr 2,000,000
Ownership registered office	Dietikon, Switzerland
Natuzzi Services Limited [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | £										£ 25,349,353
Ownership registered office	London, UK
Natuzzi UK Retail Limited [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	70.00%	70.00%
Share/quota capital | £										£ 100
Ownership registered office	Cardiff, UK
Natuzzi Germany Gmbh [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital							25,000,000
Ownership registered office	Köln, Germany
Natuzzi Japan KK [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.40%	74.40%	74.40%
Share/quota capital | ¥											¥ 28,000,000
Ownership registered office	Tokyo, Japan
Natuzzi Russia OOO [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | ₽												₽ 8,700,000
Ownership registered office	Moscow, Russia
Natuzzi Singapore PTE. LTD. [Member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.40%	74.40%	74.40%
Share/quota capital | $								$ 7,654,207
Ownership registered office	Singapore, Republic of Singapore
Natuzzi Shanghai Co. Ltd [Member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Share/quota capital | ¥					¥ 500,000
Ownership registered office	Shanghai, China
Natuzzi Netherlands Holding [member] | Investment holding [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital							34,605,000,000
Ownership registered office	Amsterdam, Holland
Natuzzi Trade Service S.r.l. [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital							14,000,000,000
Ownership registered office	Santeramo in Colle, Italy
Natuzzi Industrial S.r.l. [Member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Share/quota capital							10,000,000
Ownership registered office	Santeramo in Colle, Italy
Natmx S.DE.R.L.DE.C.V [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | $													$ 68,504,040
Ownership registered office	Mexico City, Mexico
Natuzzi France S.a.s. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital							€ 70,727,000
Ownership registered office	Paris, France
Natuzzi Oceania PTI Ltd [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.40%	74.40%	74.40%
Share/quota capital | $														$ 320,002
Ownership registered office	Sydney, Australia